Share-based Compensation - Schedule of options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2019 and 2020 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.10	$ 0.10
Fair value of the ordinary shares on the grant date (US$)	$ 16.05	$ 15.78
Risk-free interest rate	1.51%
Expected term (in years)	10 years	10 years
Expected dividend yield	0.00%	0.00%
Expected volatility	48.00%
2019 and 2020 Share Incentive Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the grant date (US$)		$ 14.42
Risk-free interest rate		0.93%
Expected volatility	47.00%
2019 and 2020 Share Incentive Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair value of the ordinary shares on the grant date (US$)		$ 17.35
Risk-free interest rate		1.48%
Expected volatility	48.00%
2021 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)		$ 14.63
Fair value of the ordinary shares on the grant date (US$)		4.96
Fair value of the ordinary shares on the date of restricted shares grant (US$)		$ 10.67
Risk-free interest rate		1.59%
Expected term (in years)		10 years
Expected dividend yield		0.00%
Expected volatility		47.00%